Parent Company Only (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income [Abstract]
Net gain on securities transactions	$ 2,161	$ 1,428	$ 3,352
Expenses [Abstract]
Professional services	6,040	5,729	5,599
Total noninterest expense	83,977	82,142	80,894
Income tax expense (benefit)	22,441	19,298	14,591
Net income	37,534	33,087	29,321
Assets [Abstract]
Securities available for sale	912,092	908,718
Other assets	64,402	67,099
Total assets	4,346,613	4,243,644
Liabilities and Equity [Abstract]
Accrued expenses and other liabilities	23,776	21,592
Total liabilities	3,987,815	3,905,128
Shareholders' equity	358,798	338,516	255,440	245,678
Total liabilities and shareholders' equity	4,346,613	4,243,644
Cash flows from operating activities:
Net income	37,534	33,087	29,321
Adjustments to reconcile net income to net cash provided by operating activities:
Stock based compensation expense	405	287	176
Net gain on securities transactions	(2,161)	(1,428)	(3,352)
Total adjustments	21,095	28,231	19,158
Net cash provided by operating activities	58,629	61,318	48,479
Cash flows from investing activities:
Proceeds from sale and calls of securities available for sale	1,204,250	1,171,945	1,198,435
Purchases of securities available for sale	(1,199,986)	(1,207,157)	(1,301,412)
Net cash (used in) provided by investing activities	(106,385)	(226,604)	690
Cash flows from financing activities:
Dividends paid	(24,587)	(21,333)	(19,460)
Net proceeds from common stock offering	0	67,578	0
Proceeds from sales of treasury stock	2,913	2,900	2,833
Net cash provided by financing activities	58,829	253,979	249,187
Net increase in cash and cash equivalents	11,073	88,693	298,356
Cash and cash equivalents at beginning of period	532,943	444,250	145,894
Cash and cash equivalents at end of period	544,016	532,943	444,250
TrustCo Bank Corp NY [Member]
Statement of Income [Abstract]
Dividends and interest from subsidiaries	24,475	19,635	14,128
Net gain on securities transactions	0	45	0
Income from other investments	0	1	3
Total income	24,475	19,681	14,131
Expenses [Abstract]
Operating supplies	105	86	81
Professional services	296	362	599
Miscellaneous expense	737	555	329
Total noninterest expense	1,138	1,003	1,009
Income before income taxes and subsidiaries undistributed earnings	23,337	18,678	13,122
Income tax expense (benefit)	(364)	(174)	(343)
Income before subsidiaries' undistributed earnings	23,701	18,852	13,465
Equity in undistributed earnings of subsidiaries	13,833	14,235	15,856
Net income	37,534	33,087	29,321
Assets [Abstract]
Cash in subsidiary bank	12,950	10,663
Investments in subsidiaries	351,704	333,822
Securities available for sale	10	10
Other assets	178	269
Total assets	364,842	344,764
Liabilities and Equity [Abstract]
Accrued expenses and other liabilities	6,044	6,248
Total liabilities	6,044	6,248
Shareholders' equity	358,798	338,516
Total liabilities and shareholders' equity	364,842	344,764
Cash flows from operating activities:
Net income	37,534	33,087	29,321
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(13,833)	(14,235)	(15,856)
Stock based compensation expense	405	287	176
Net gain on securities transactions	0	(45)	0
Net change in other assets and accrued expenses	(158)	(232)	(310)
Total adjustments	(13,586)	(14,225)	(15,990)
Net cash provided by operating activities	23,948	18,862	13,331
Cash flows from investing activities:
Proceeds from sale and calls of securities available for sale	0	372	0
Investment in bank subsidiary	0	(67,000)	0
Purchases of securities available for sale	0	(68)	0
Net cash (used in) provided by investing activities	0	(66,696)	0
Cash flows from financing activities:
Dividends paid	(24,574)	(21,320)	(19,447)
Net proceeds from common stock offering	0	67,578	0
Proceeds from sales of treasury stock	2,913	2,900	2,833
Net cash provided by financing activities	(21,661)	49,158	(16,614)
Net increase in cash and cash equivalents	2,287	1,324	(3,283)
Cash and cash equivalents at beginning of period	10,663	9,339	12,622
Cash and cash equivalents at end of period	$ 12,950	$ 10,663	$ 9,339